Loans (Accruing Delinquency Amounts For Credit Card And Other Portfolio Classes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Credit Card Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 days past due	$ 1,792	$ 1,731
90+ days past due	1,369	1,707
Total	3,161	3,438
Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 days past due	996	626
90+ days past due	394	126
Total	$ 1,390	$ 752